UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS MUNICIPAL

HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2008

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 95.9%
Alabama - 0.6%
$2,980,000	Baldwin County, AL, Board of Education, AMBAC, 5.000% due 6/1/26	$2,820,570

Alaska - 0.4%
2,300,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	1,987,591

Arizona - 0.8%
2,900,000	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, 6.625% due 7/1/20 (b)	3,121,502
1,000,000	Pima County, AZ, IDA, Educational Revenue, Noah Webster Basic, 6.125% due 12/15/34	794,840

	Total Arizona	3,916,342

Arkansas - 1.0%
	Arkansas State Development Financing Authority:
4,000,000	Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29 (b)	4,244,800
1,000,000	Industrial Facilities Revenue, Potlatch Corp. Projects, 7.750% due 8/1/25 (a)	880,230

	Total Arkansas	5,125,030

California - 8.6%
6,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	5,775,540
	California EFA Revenue, College and University Financing Program:
1,440,000	5.000% due 2/1/12	1,400,098
1,595,000	5.000% due 2/1/14	1,496,094
1,670,000	5.000% due 2/1/15	1,536,584
5,000,000	California Health Facilities Financing Authority Revenue, Kaiser Permanante, 5.250% due 4/1/39	4,062,450
	California Statewide CDA Revenue:
1,000,000	East Campus Apartments LLC, 5.625% due 8/1/34	784,630
15,000,000	Lodi Memorial Hospital, California Mortgage Insurance, 5.000% due 12/1/37	12,338,550
	Senior Living-Presbyterian Homes:
1,920,000	4.750% due 11/15/26	1,317,024
6,000,000	4.875% due 11/15/36	3,790,860
	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
2,000,000	6.750% due 6/1/39 (b)	2,243,640
3,150,000	7.875% due 6/1/42 (b)(c)	3,681,090
1,250,000	Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project, 5.000% due 9/1/36	1,003,512
3,000,000	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29 (b)	3,161,280

	Total California	42,591,352

Colorado - 4.0%
	Colorado Educational & Cultural Facilities Authority Revenue:
	Charter School:
1,285,000	Peak to Peak Project, 7.500% due 8/15/21 (b)	1,417,317
1,500,000	Refunding, Jefferson Project, 6.000% due 6/15/33	1,153,095
2,585,000	Cheyenne Mountain Charter, 5.375% due 6/15/38	2,012,810
	Colorado Health Facilities Authority Revenue:
2,000,000	Christian Living Communities Project, 5.750% due 1/1/37	1,387,900
1,000,000	Parkview Medical Center Project, 6.600% due 9/1/25 (b)	1,096,670
11,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.500% due 11/15/38	8,576,370
4,000,000	Reata South Metropolitan District, CO, GO, 7.250% due 6/1/37	3,138,360

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Colorado - 4.0% (continued)
$1,000,000	Southlands, CO, Metropolitan District No. 1, GO, 7.125% due 12/1/34 (b)	$1,182,920

	Total Colorado	19,965,442

Connecticut - 0.7%
4,000,000	Connecticut State Development Authority, IDR, AFCO Cargo LLC Project, 8.000% due 4/1/30 (a)	3,543,640

Delaware - 0.1%
1,000,000	New Castle County, DE, Revenue, Newark Charter School Inc. Project, 5.000% due 9/1/36	659,190

District of Columbia - 0.2%
1,000,000	District of Columbia COP, District Public Safety & Emergency, AMBAC, 5.500% due 1/1/19	1,021,040

Florida - 5.1%
1,000,000	Bonnet Creek Resort Community Development District, Special Assessment, 7.500% due 5/1/34	915,730
3,000,000	Capital Projects Finance Authority, FL, Continuing Care Retirement Glenridge on Palmer Ranch, 8.000% due 6/1/32 (b)	3,414,330
6,995,000	Gramercy Farms Community, Development District Special Assessment, 5.100% due 5/1/14	5,884,334
1,000,000	Hillsborough County, FL, IDA Revenue, National Gypsum Convention, 7.125% due 4/1/30 (a)	655,110
2,000,000	Miami-Dade County, FL, Solid Waste Systems Revenue, MBIA, 5.000% due 10/1/18	1,993,720
2,000,000	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project, 9.000% due 7/1/31	2,036,620
1,000,000	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, 5.500% due 11/15/33 (b)	1,085,680
2,500,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	2,308,200
	Seminole Tribe Florida Special Obligation Revenue:
5,000,000	5.750% due 10/1/22 (d)	4,519,750
3,000,000	5.250% due 10/1/27 (d)	2,384,910

	Total Florida	25,198,384

Georgia - 2.8%
	Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project:
5,865,000	5.000% due 7/1/32	4,904,899
2,685,000	5.000% due 7/1/39	2,178,314
1,500,000	Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, 7.250% due 11/15/29	1,421,250
4,000,000	Marietta, GA, Development Authority Revenue, Life University Inc. Project, 7.000% due 6/15/39	3,282,720
2,000,000	Savannah, GA, EDA, Revenue, College of Arts & Design Inc. Project, 6.900% due 10/1/29 (b)	2,131,460

	Total Georgia	13,918,643

Idaho - 0.4%
2,345,000	Idaho Health Facilities Authority Revenue, Portneuf Medical Center Project, Radian, 5.250% due 9/1/24	2,058,652

Illinois - 4.0%
30,000	Chicago, IL, Metropolitan HDC, Mortgage Revenue, Section 8, FHA, 6.700% due 7/1/12	30,039
2,000,000	Chicago, IL, O’Hare International Airport, General Airport Revenue, Third Lien, 5.750% due 1/1/21 (a)	1,830,760
	Illinois DFA:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Illinois - 4.0% (continued)
$2,000,000	Chicago Charter School Foundation Project, 6.250% due 12/1/32 (b)	$2,229,500
3,250,000	Citgo Petroleum Corp. Project, 8.000% due 6/1/32 (a)	2,936,765
	Illinois Finance Authority Revenue:
3,000,000	Refunding, Chicago Charter School Project, 5.000% due 12/1/36	1,991,970
2,500,000	Refunding, OSF Healthcare Systems, 5.750% due 11/15/37	2,024,575
9,985,000	Illinois Finance Authority, Student Housing, Revenue, Refunding, Educational Advancement Fund Inc., 5.250% due 5/1/34	6,976,420
1,500,000	Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital, 6.000% due 10/1/24 (b)	1,611,945

	Total Illinois	19,631,974

Indiana - 0.6%
2,000,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview Hospital Project, 6.125% due 8/1/31	1,643,780
1,400,000	Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment, 5.250% due 2/1/31	1,155,294

	Total Indiana	2,799,074

Kansas - 1.5%
5,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, FGIC, 5.375% due 9/1/35 (e)	5,057,300
2,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, 7.375% due 1/1/32 (b)	2,204,400

	Total Kansas	7,261,700

Kentucky - 1.4%
10,000,000	Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	6,897,700

Louisiana - 2.2%
1,000,000	Epps, LA, COP, 8.000% due 6/1/18	920,610
2,150,000	Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA, 6.550% due 9/1/25	1,784,694
6,000,000	Rapides, LA, Finance Authority Revenue, Cleco Power LLC Project, 6.000% due 10/1/38 (a)(e)	5,902,020
4,000,000	St. John Baptist Parish, LA, Revenue, Marathon Oil Corp., 5.125% due 6/1/37	2,495,760

	Total Louisiana	11,103,084

Maryland - 2.5%
1,000,000	Maryland Industrial Development Financing Authority Economic Development Revenue, Our Lady of Good Counsel School, 6.000% due 5/1/35	730,960
3,500,000	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, 7.730% due 12/1/27 (b)	3,755,640
5,000,000	Maryland State Economic Development Corp. Student Housing Revenue, University of Maryland College Park Projects, 5.800% due 6/1/38	4,070,000
	Maryland State Health & Higher EFA Revenue:
	Maryland Institute College of Art:
1,900,000	5.000% due 6/1/21	1,510,918
2,095,000	5.000% due 6/1/24	1,591,467
	Washington Christian Academy:
250,000	5.250% due 7/1/18	211,203
1,170,000	5.500% due 7/1/38	789,153

	Total Maryland	12,659,341

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Massachusetts - 4.1%
$1,340,000	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (a)	$1,123,175
15,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22 (a)	13,655,850
3,000,000	Massachusetts State DFA Revenue, Briarwood, 8.250% due 12/1/30 (b)(c)	3,369,450
2,000,000	Massachusetts State HEFA Revenue, Caritas Christi Obligation, 6.750% due 7/1/16	1,958,940

	Total Massachusetts	20,107,415

Michigan - 3.5%
3,500,000	Allen Academy, MI, COP, 8.000% due 6/1/33	2,884,510
	Cesar Chavez Academy, COP:
1,635,000	6.500% due 2/1/33	1,339,703
1,600,000	8.000% due 2/1/33 (c)	1,561,296
15,000,000	Michigan State Hospital Finance Authority, Refunding Hospital, Sparrow Obligated, 5.000% due 11/15/31	11,612,100

	Total Michigan	17,397,609

Minnesota - 0.6%
1,700,000	Sartell, MN, Health Care & Housing Facilities Revenue, Foundation for Health Care Project, 8.000% due 9/1/30	1,559,529
	St. Paul, MN, Port Authority Lease Revenue, Regions Hospital Parking Ramp Project:
475,000	5.000% due 8/1/21	395,727
1,375,000	5.000% due 8/1/36	953,164

	Total Minnesota	2,908,420

Missouri - 2.1%
600,000	Kansas City, MO, Tax Increment Financing Commission, Tax Increment Revenue, Maincor Project, 5.000% due 3/1/12	572,064
5,070,000	Missouri State Health & EFA Revenue, St. Lukes Episcopal, 5.000% due 12/1/20	4,431,890
	Raytown, MO, Annual Appropriation Supported Tax, Raytown Live Redevelopment Plan Project 1:
1,000,000	5.000% due 12/1/19	962,970
1,555,000	5.000% due 12/1/20	1,468,697
1,750,000	5.125% due 12/1/25	1,601,670
1,325,000	St Joseph, MO, IDA, Sewer Systems Improvements Project, 5.000% due 4/1/27	1,203,551

	Total Missouri	10,240,842

Montana - 0.6%
3,290,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	2,898,852

New Hampshire - 0.7%
	New Hampshire HEFA Revenue:
2,000,000	Covenant Health System, 5.500% due 7/1/34	1,609,280
1,500,000	New Hampshire College, 7.500% due 1/1/31 (b)	1,662,195

	Total New Hampshire	3,271,475

New Jersey - 7.4%
3,750,000	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc., 8.250% due 11/15/30 (b)	4,179,225
	New Jersey EDA Revenue, Newark Downtown District Management Corp.:
400,000	5.125% due 6/15/27	309,468
700,000	5.125% due 6/15/37	498,337

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
New Jersey - 7.4% (continued)
$3,545,000	New Jersey EFA Revenue, Stevens Institute of Technology, 5.000% due 7/1/27	$2,773,821
	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group:
9,000,000	5.250% due 7/1/30	6,617,790
5,000,000	7.500% due 7/1/30 (b)	5,448,150
11,000,000	New Jersey State, EDA, Revenue, Refunding, 6.875% due 1/1/37 (a)	9,027,590
	Tobacco Settlement Financing Corp.:
5,000,000	6.750% due 6/1/39 (b)	5,705,850
2,000,000	7.000% due 6/1/41 (b)	2,303,360

	Total New Jersey	36,863,591

New Mexico - 1.3%
	Otero County, NM:
	COP, Jail Project Revenue:
1,630,000	5.750% due 4/1/18	1,436,812
500,000	6.000% due 4/1/23	418,715
500,000	6.000% due 4/1/28	388,795
3,000,000	Jail Project Revenue, 7.500% due 12/1/24	2,854,980
1,500,000	Sandoval County, NM, Incentive Payment Revenue, Refunding, 5.000% due 6/1/20	1,483,080

	Total New Mexico	6,582,382

New York - 5.1%
1,000,000	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc., 8.250% due 11/15/30 (b)	1,117,630
2,500,000	Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College, 5.000% due 8/1/46	2,123,350
1,000,000	Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA, 5.500% due 3/20/40	886,390
1,000,000	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project, 8.550% due 11/15/32 (b)	1,127,640
3,300,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	2,635,347
	New York City, NY, IDA, Civic Facilities Revenue:
2,475,000	Amboy Properties Corp. Project, 6.750% due 6/1/20	2,156,393
550,000	Community Hospital Brooklyn, 6.875% due 11/1/10	551,936
1,555,000	Special Needs Facilities Pooled Program, 8.125% due 7/1/19 (b)	1,677,923
1,500,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, MBIA, 5.000% due 6/15/27	1,457,445
2,500,000	New York State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, AMBAC, 5.000% due 2/15/35	2,192,725
10,000,000	New York, NY, GO, 5.000% due 8/1/26	9,289,200

	Total New York	25,215,979

North Carolina - 0.4%
1,815,000	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29 (b)	1,942,104

Ohio - 0.9%
500,000	Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing St. Clarence, 6.125% due 5/1/26	370,205
2,500,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	2,452,925

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Ohio - 0.9% (continued)
$2,000,000	Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center, 5.250% due 5/15/26	$1,557,080

	Total Ohio	4,380,210

Oklahoma - 0.5%
305,000	Oklahoma HFA, Single-Family Mortgage, GNMA, 7.997% due 8/1/18 (a)	305,003
2,200,000	Tulsa, OK, Municipal Airport Revenue, American Airlines, 7.350% due 12/1/11	2,031,920

	Total Oklahoma	2,336,923

Oregon - 0.2%
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
630,000	Merle West Medical Center, 6.250% due 9/1/31 (b)	703,678
370,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	308,906

	Total Oregon	1,012,584

Pennsylvania - 5.7%
1,000,000	Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project, 7.250% due 1/1/35 (b)	1,159,190
5,000,000	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	3,776,100
3,000,000	Harrisburg, PA, Authority University Revenue, Harrisburg University of Science, 6.000% due 9/1/36	2,280,750
1,000,000	Hazleton, PA, Health Services Authority, Hospital Revenue, St. Joseph’s Medical Center, 6.200% due 7/1/26	847,870
1,000,000	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	762,250
3,500,000	Lehigh County, PA, General Purpose Authority Revenue, First Mortgage Bible Fellowship Church Home Inc., 7.750% due 11/1/33	3,186,260
950,000	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project, 7.500% due 2/15/29	773,024
	Pennsylvania Economic Development Financing Authority:
3,000,000	Exempt Facilities Revenue, Reliant Energy Seward, 6.750% due 12/1/36 (a)(e)	2,262,390
1,000,000	Solid Waste Disposal Revenue, Waste Management Inc. Project, 5.100% due 10/1/27 (a)	657,290
10,000,000	Philadelphia, PA, Hospitals & Higher EFA Hospital Revenue, Temple University Hospital, 6.625% due 11/15/23	8,277,800
4,000,000	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health, 8.125% due 11/15/30 (b)	4,422,920

	Total Pennsylvania	28,405,844

Puerto Rico - 1.3%
7,500,000	Puerto Rico Electric Power Authority, Power Revenue, 5.250% due 7/1/25	6,659,400

Rhode Island - 0.2%
1,000,000	Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue Refunding, 7.250% due 7/15/35	877,190

South Carolina - 0.7%
2,000,000	Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian, 5.000% due 3/1/30	1,734,660
2,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	1,518,820

	Total South Carolina	3,253,480

Tennessee - 1.2%
1,500,000	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/21	1,095,450

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Tennessee - 1.2% (continued)
$5,070,000	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, University Health Systems Inc., 5.000% due 4/1/18	$4,068,827
1,000,000	Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project, 5.750% due 9/1/37	663,650

	Total Tennessee	5,827,927

Texas - 18.3%
5,070,000	Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior, 6.750% due 4/1/27 (f)	3,655,369
2,665,000	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental Lady Ester, 6.875% due 6/1/29 (b)	2,795,931
7,750,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33 (a)(d)	5,875,508
11,000,000	Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co., 5.900% due 5/1/38 (a)(e)	8,667,780
	Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project:
10,000,000	5.950% due 5/15/33 (a)(e)	7,613,200
1,000,000	6.625% due 5/15/33 (a)	836,580
5,300,000	Burnet County, TX, Public Facility Project Revenue, 7.750% due 8/1/29	4,481,680
1,665,000	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	666,000
105,000	Denton County, TX, Reclamation Road District, 8.500% due 6/1/16	98,705
1,400,000	Garza County, TX, Public Facility Corp., 5.500% due 10/1/19	1,255,366
3,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(e)	2,966,910
5,135,000	Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.625% due 11/15/32	4,615,595
6,645,000	Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project, 6.125% due 7/15/27 (a)	3,854,100
	Maverick County, TX, Public Facility Corp. Project Revenue:
635,000	6.250% due 2/1/24	504,012
520,000	6.375% due 2/1/29	395,460
	Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
3,000,000	7.875% due 11/15/26 (b)	3,432,930
2,500,000	6.200% due 11/15/29	2,070,575
1,105,000	Refunding, Subordinated Lien, 5.125% due 11/15/26	817,534
	North Texas Tollway Authority Revenue:
10,000,000	5.750% due 1/1/33	8,643,300
10,000,000	5.750% due 1/1/40	9,113,600
3,000,000	North Texas Tollway Authority, Dallas North Tollway Systems Revenue, FSA, 5.000% due 1/1/35 (b)	3,158,760
1,995,000	Port Corpus Christi, TX, Celanese Project, 6.450% due 11/1/30	1,517,437
	San Leanna Educational Facilities Corp., Education Revenue, Saint Edwards University Project:
1,000,000	5.000% due 6/1/20	816,190
2,000,000	5.125% due 6/1/22	1,593,900
1,100,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Northwest Senior Housing Edgemere Project, 5.750% due 11/15/12	1,058,750
1,000,000	Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Uplift Education, 5.875% due 12/1/36	759,220
	Willacy County, TX:
8,000,000	Local Government Corp. Revenue, 6.875% due 9/1/28	5,996,960
	PFC Project Revenue:
3,000,000	8.250% due 12/1/23	2,649,090

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Texas - 18.3% (continued)
$1,190,000	County Jail, 7.500% due 11/1/25	$1,078,092

	Total Texas	90,988,534

Virginia - 2.2%
1,190,000	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project, 8.125% due 4/1/30	1,060,968
1,000,000	Broad Street CDA Revenue, 7.500% due 6/1/33	926,390
6,000,000	Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project, 5.600% due 11/1/31 (a)	4,801,860
	Virginia Beach, VA, Development Authority MFH Revenue, Residential Rental:
2,400,000	Hampton Project, 7.500% due 10/1/39 (a)	2,155,584
2,400,000	Mayfair Project, 7.500% due 10/1/39 (a)	2,155,584

	Total Virginia	11,100,386

West Virginia - 1.6%
11,450,000	Pleasants County, WV, PCR, Refunding County Commission Allegheny, 5.250% due 10/15/37	8,085,074

Wisconsin - 0.4%
	Wisconsin State HEFA Revenue:
1,000,000	Aurora Health Care, 6.400% due 4/15/33	920,350
1,500,000	Marshfield Clinic, 6.000% due 2/15/25	1,271,580

	Total Wisconsin	2,191,930

	TOTAL INVESTMENTS - 95.9% (Cost - $546,574,560#)	475,706,900
	Other Assets in Excess of Liabilities - 4.1%	20,317,585

	TOTAL NET ASSETS - 100.0%	$496,024,485

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2008.

(f)	Security is currently in default.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AMBAC	— Ambac Assurance Corporation - Insured Bonds
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	— Multi-Family Housing

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
Radian	— Radian Asset Assurance

Summary of Investments by Industry *

Hospitals	21.3%
Pre-refunded/Escrowed to maturity	17.0
Education	14.4
Industrial development	13.3
Leasing	6.4
Transportation	5.7
Special Tax	4.5
Resource recovery	4.4
Electric	4.3
Local general obligation	4.0
Other revenue	2.4
Housing	1.3
Water & sewer	1.0

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of October 31, 2008 and are subject to change.

Ratings Table†
S&P/Moody’s/Fitch‡
AAA/Aaa	11.0%
AA/ Aa	3.9
A	25.1
BBB/Baa	29.1
BB/Ba	1.3
B	1.6
CCC/Caa	1.4
NR	26.6

100.0%

† As a percentage of total investments.

‡ S&P primary rating; Moody’s secondary, then Fitch.

See pages 10 and 11 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Municipal High Income Fund (the “Fund”), is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of the portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Notes to Schedule of Investments (unaudited) (continued)

	October 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$475,706,900	—	$475,706,900	—
Other Financial Instruments*	3,971,916	$3,971,916	—	—

Total	$479,678,816	$3,971,916	$475,706,900	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

3. Investments

At October 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,186,439
Gross unrealized depreciation	(80,054,099)

Net unrealized depreciation	$(70,867,660)

At October 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 30-Year Bonds	898	12/08	$105,558,166	$101,586,250	$3,971,916

4. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

***

During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives written or sold by an entity. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 29, 2008

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: December 29, 2008